Supplemental Items - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating expense [member]
Supplemental Information [line items]
Employee compensation costs	$ 10.9	$ 15.6
General and administrative expense [member]
Supplemental Information [line items]
Employee compensation costs	$ 27.4	$ 26.9